Nonexempt Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
Employee Benefit Plan, Nonexempt Party-In-Interest Transactions [Line Items]
Nonexempt Party-In-Interest Transactions

7. Nonexempt Party-In-Interest Transactions
For the year ended December 31, 2023, the Company identified late remittances of participant contributions of $34,441. The late remittances were funded to the Plan during the 2023 Plan year. The $34,441 amount included $3,330 that was corrected in accordance with the principles of the Department of Labor’s Voluntary Fiduciary Correction Program (VFCP) in March 2023. $20,241 contributions were corrected outside the VFCP in July 2024. The remaining $10,870 was corrected as of the year ended December 31, 2025.